Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

August 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209 Post-Effective Amendment No. 125

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 125 to the Trust’s Registration Statement on Form N-1A (“Amendment”). The Amendment is being filed for the purpose of amending the Global X Next 11 ETF, (now known as the Global X Next Emerging and Frontier ETF).

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm